COMMITMENTS AND CONTINGENCIES (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Other Commitments [Line Items]
Operating Leases, Rent Expense, Net, Total	$ 160,000	$ 107,000	$ 484,000	$ 437,000
Operating Leases Expiration Term	2016 through 2019		2016 through 2019
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 405,000		$ 215,000
Operating Leases, Future Minimum Payments, Due in Two Years	144,000		84,000
Integrated Microwave Technologies LLC [Member]
Other Commitments [Line Items]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	270,000		360,000
Operating Leases, Future Minimum Payments, Due in Two Years	$ 60,000		$ 60,000
Operating Leases Expiration Year and Month	2017-02		2017-02